Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Interest capitalized	$ 19,694	$ 3,559	$ 0